Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0000081018
Registrant Name	PUBLIC SERVICE CO OF COLORADO
Registration File Number	333-278797-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES